REDEEMABLE NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2024
Noncontrolling Interest [Abstract]
Schedule of Redeemable Non-controlling Interests
	Year Ended December 31,
	2024	2023
Balance as of the beginning of the year	$93,521	$89,974
Net Income (loss)	341	3,490
Other Comprehensive Income - Translation adjustment	(47)	57
Paid dividend	(3,078)	-
Balance as of the end of the year	$90,737	$93,521